Summary of Interest Recognized and Cash-Basis Interest Earned on Impaired Loans (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Interest income recognized during impairment	$ 0	$ 129
Cash-basis interest income recognized	$ 211	$ 256